Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 08, 2020
Adasina Social Justice All Cap Global ETF
Account Value [Line Items]
Account Value	$ 12,745	$ 12,359	$ 11,847	$ 11,828	$ 11,504	$ 12,109	$ 11,843	$ 11,582	$ 11,620	$ 11,062	$ 10,095	$ 10,509	$ 10,977	$ 11,224	$ 10,943	$ 10,360	$ 10,622	$ 10,590	$ 10,603	$ 10,862	$ 10,085	$ 10,393	$ 9,682	$ 9,015	$ 9,890	$ 10,278	$ 9,622	$ 10,501	$ 10,456	$ 11,335	$ 11,282	$ 11,519	$ 12,178	$ 11,640	$ 12,028	$ 11,490	$ 11,924	$ 11,646	$ 11,533	$ 11,500	$ 11,246	$ 10,783	$ 10,440	$ 10,088	$ 10,253	$ 10,000
Dow Jones Global Index
Account Value [Line Items]
Account Value	13,892	13,566	13,316	13,065	12,565	12,993	12,596	12,077	12,034	11,458	10,490	10,839	11,299	11,625	11,202	10,588	10,711	10,566	10,287	10,582	9,869	10,248	9,504	8,975	9,927	10,286	9,621	10,510	10,499	11,401	11,181	11,453	12,068	11,607	11,927	11,379	11,849	11,559	11,490	11,358	11,186	10,719	10,447	10,181	10,217	10,000
Adasina Social Justice Index
Account Value [Line Items]
Account Value	13,468	13,049	12,499	12,447	12,104	12,729	12,440	12,149	12,181	11,574	10,551	10,970	11,449	11,696	11,359	10,709	10,952	10,924	10,914	11,166	10,353	10,664	9,927	9,235	10,131	10,518	9,828	10,716	10,661	11,541	11,477	11,700	12,345	11,769	12,139	11,572	12,032	11,747	11,620	11,552	11,309	10,814	10,505	10,151	10,268	10,000
Adasina Social Justice All Cap Global ETF - Market
Account Value [Line Items]
Account Value	$ 12,779	$ 12,441	$ 11,942	$ 118,477	$ 11,524	$ 12,163	$ 11,882	$ 11,613	$ 11,690	$ 11,078	$ 10,125	$ 10,500	$ 10,992	$ 11,261	$ 10,995	$ 10,427	$ 10,652	$ 10,658	$ 10,630	$ 10,888	$ 10,108	$ 10,517	$ 9,735	$ 9,061	$ 9,919	$ 10,334	$ 9,695	$ 10,543	$ 10,469	$ 11,357	$ 11,317	$ 11,607	$ 12,263	$ 11,704	$ 12,052	$ 11,496	$ 11,958	$ 11,698	$ 11,550	$ 11,521	$ 11,273	$ 10,833	$ 10,473	$ 10,134	$ 10,282	$ 10,000